Other current assets	12 Months Ended
Mar. 31, 2018
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Other current assets
10.	Other current assets

Other current assets consist of the following:

	As at March 31,
	2018		2018	2017
	(In millions)
Advances to suppliers and contractors	US$	55.9	Rs. 3,640.2	Rs. 4,029.4
Taxes recoverable, statutory deposits and dues from government		870.7	56,749.8	49,049.8
Prepaid expenses		221.0	14,403.5	11,063.0
Others		28.1	1,832.0	1,297.7

Total	US$	1,175.7	Rs. 76,625.5	Rs. 65,439.9